UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09425
                                                     ---------

                      Advantage Advisers Whistler Fund LLC
          ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
          ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Steven Felsenthal, Esq.
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
          ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                     Date of fiscal year end: March 31, 2004
                                              --------------

                  Date of reporting period: September 30, 2003
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
                         (FORMERLY WHISTLER FUND, L.L.C)
                              FINANCIAL STATEMENTS
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
                                   (UNAUDITED)

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS
-------------------------------------------------------------------------------------------------

                                                                               SEPTEMBER 30, 2003
                                                                                  (UNAUDITED)
ASSETS

Investments in investment funds, at fair value (cost - $127,380,969)             $ 151,154,313
Cash and cash equivalents                                                            4,446,860
Interest receivable                                                                      1,103
Other assets                                                                            27,015
                                                                                ---------------

       TOTAL ASSETS                                                                155,629,291
                                                                                ---------------

LIABILITIES

Contributions received in advance                                                      737,165
Administration fee payable                                                             127,761
Accounting and investor services fee payable                                            58,702
Custody fee payable                                                                      2,921
Board of Managers' fees payable                                                          1,019
Accrued expenses                                                                       103,154
                                                                                ---------------

       TOTAL LIABILITIES                                                             1,030,722
                                                                                ---------------

             NET ASSETS                                                          $ 154,598,569
                                                                                ===============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                        $ 130,825,225
Net unrealized appreciation on investments                                          23,773,344
                                                                                ---------------

       MEMBERS' CAPITAL - NET ASSETS                                             $ 154,598,569
                                                                                ===============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------
                                                                               SIX MONTHS ENDED
                                                                              SEPTEMBER 30, 2003
                                                                                  (UNAUDITED)
INVESTMENT INCOME
    Interest                                                                     $     23,111
                                                                                --------------

EXPENSES
       Administration fees                                                            742,489
       Accounting and investor services fees                                           87,893
       Legal fees                                                                      56,451
       Audit & tax fees                                                                42,616
       Line of credit fees                                                             37,951
       Board of Managers' fees and expenses                                            21,565
       Insurance expense                                                               12,674
       Custodian fees                                                                   8,845
       Registration fees                                                                4,076
       Miscellaneous fees                                                              25,155
                                                                                --------------
          TOTAL EXPENSES                                                            1,039,715
                                                                                --------------

          NET INVESTMENT LOSS                                                      (1,016,604)
                                                                                --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    NET REALIZED GAIN ON INVESTMENTS                                                  707,887
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                            5,535,498
                                                                                --------------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                           6,243,385
                                                                                --------------

          NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES    $  5,226,781
                                                                                ==============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

Statement of Changes in Members' Capital - Net Assets (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

                                                                               SPECIAL
                                                                              ADVISORY
                                                                                MEMBER          MEMBERS             TOTAL
                                                                            -------------   ---------------    ---------------

MEMBERS' CAPITAL, MARCH 31, 2002                                             $       -       $ 103,205,540      $ 103,205,540

FROM INVESTMENT ACTIVITIES
       Net investment loss                                                           -          (1,591,611)        (1,591,611)
       Net realized gain on investments                                              -             716,666            716,666
       Net change in unrealized appreciation on
              investments                                                            -           3,557,397          3,557,397
       Incentive allocation                                                      274,935          (274,935)              -
                                                                            -------------   ---------------    ---------------
       NET INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                                   274,935         2,407,517          2,682,452

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                         -          51,722,714         51,722,714
       Capital withdrawals                                                      (274,935)      (20,527,486)       (20,802,421)
                                                                            -------------   ---------------    ---------------
       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                                   (274,935)       31,195,228         30,920,293

MEMBERS' CAPITAL, MARCH 31, 2003                                             $       -       $ 136,808,285      $ 136,808,285
                                                                            =============   ===============    ===============

FROM INVESTMENT ACTIVITIES
       Net investment loss                                                           -          (1,016,604)        (1,016,604)
       Net realized gain on investments                                              -             707,887            707,887
       Net change in unrealized appreciation on
              investments                                                            -           5,535,498          5,535,498
       Incentive allocation                                                       33,085           (33,085)              -
                                                                            -------------   ---------------    ---------------
       NET INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                                    33,085         5,193,696          5,226,781

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                         -          23,606,546         23,606,546
       Capital withdrawals                                                       (33,085)      (11,009,958)       (11,043,043)
                                                                            -------------   ---------------    ---------------
       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                                    (33,085)       12,596,588         12,563,503

MEMBERS' CAPITAL, SEPTEMBER 30, 2003                                         $       -       $ 154,598,569      $ 154,598,569
                                                                            =============   ===============    ===============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
-------------------------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                               SEPTEMBER 30, 2003
                                                                                  (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
    Net increase in members' capital derived from investment activities          $   5,226,781
    Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
       Increase in unrealized appreciation                                          (5,535,498)
       Increase in investments in investment funds, at cost                        (19,630,969)
       Decrease in receivable for investments sold                                     237,822
       Decrease in receivable for investments paid in advance                       10,000,000
       Decrease in interest receivable                                                   3,186
       Increase in other assets                                                        (12,175)
       Increase in administration fee payable                                           13,655
       Increase in accounting and investor services fee payable                         20,707
       Increase in custody fee payable                                                     272
       Decrease in Board of Managers' fees payable                                      (3,181)
       Decrease in accrued expenses                                                    (25,403)
                                                                                ---------------
          NET CASH USED IN OPERATING ACTIVITIES                                     (9,704,803)

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                           21,276,151
    Capital withdrawals                                                            (11,043,043)
                                                                                ---------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                                 10,233,108

          NET CHANGE IN CASH AND CASH EQUIVALENTS                                      528,305
             Cash and cash equivalents at beginning of period                        3,918,555
                                                                                ---------------
             Cash and cash equivalents at end of period                          $   4,446,860
                                                                                ===============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Advantage Advisers Whistler Fund, L.L.C. (formerly Whistler Fund, L.L.C.) (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues the objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). The Company has a Board of Managers and an investment adviser. Advantage Advisers Management, LLC, which was previously called CIBC Oppenheimer Advisers, L.L.C. (the "Adviser") a Delaware limited liability company, serves as the investment adviser of the Company. Oppenheimer Asset Management Inc., the managing member of the Adviser (which replaced CIBC World Markets Corp.), relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

         On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock & Co. Inc. ("Fahnestock") and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory agreement. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003. In connection with the June 4, 2003 acquisition, a new investment advisory agreement with the Adviser dated June 5, 2003 was entered into, having been previously approved by the Company's Board of Managers on January 24, 2003 and the Company's members at a special meeting on April 30, 2003. In September 2003, Fahnestock & Co. Inc. changed its name to Oppenheimer & Co. Inc. ("Oppenheimer") and Fahnestock Viner Holdings Inc. changed its name to Oppenheimer Holdings Inc.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The Company's financial statements have been prepared in accordance with accounting principles generally accepted in the United States and are stated in United States Dollars. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A. PORTFOLIO VALUATION

         The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund's financial statements. The majority of all of the underlying investments of the investment funds are comprised of readily marketable securities. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums of the underlying funds invested in.

         The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

         B. REVENUE AND EXPENSE RECOGNITION

         Interest income and expense are recorded on the accrual basis.

         C. FUND EXPENSES

         The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and investor servicing fees; auditing fees; custody fees; administration fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D. CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months of the date of purchase as cash equivalents. At September 30, 2003, $4,446,860 in cash equivalents were held at PNC Bank in an interest bearing account.

         E. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss.

     3.  NEW ACCOUNTING PRONOUNCEMENT

         In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities," (the "Interpretation") which provides new criteria for determining whether or not consolidation accounting is required. The Interpretation may require the Company to consolidate, or provide, additional disclosures of financial information for certain of its investments in investment funds. This Interpretation would require presentation of the underlying investment funds' assets and liabilities, schedule of investments, and results of operations in the financial statements of the Company, with minority interest recorded for the ownership share applicable to other investors. Where consolidation is not required, additional disclosure may be required of the investment funds' financial information.

         The FASB has decided to temporarily defer the Interpretation's effective date until after the finalization of AcSEC's project to clarify the scope of the AICPA Accounting and Auditing Guide, Audits of Investment Companies.

     4.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain management and administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly fee at a monthly rate of 0.08333% (1% on an annualized basis) of the Company's net assets. Oppenheimer pays a portion of the fee to its affiliates. Oppenheimer acts as a non-exclusive placement agent for the Company and bears costs associated with its activities as placement agent.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     4.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Account, as defined) as of the last day of each fiscal period in accordance with members' respective investment percentages for the fiscal period. Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. As of September 30, 2003 an incentive allocation was credited to the Special Advisory Account of $33,085 from fully tendering Members. Based upon the profits for the six months ended September 30, 2003, the incentive allocation that would be credited to the Special Advisory Account would be $617,569. However, this amount is not reflected in the accompanying statement of changes in members' capital - net assets because the incentive allocation is credited at the end of each calendar year.

         Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, Howard Singer, as the Principal Manager, is an "interested person" of the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. ("PFPC") provides certain accounting, record keeping, tax and investor related services to the Company. The Company pays a monthly fee to PFPC based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of PFPC's expenses.

     5.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment funds for the six months ended September 30, 2003, amounted to $27,644,031 and $8,713,342, respectively. At September 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At September 30, 2003, accumulated net unrealized appreciation on investments was $23,773,344, consisting of $24,033,627 gross unrealized appreciation and $260,283 gross unrealized depreciation.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

6.       INVESTMENTS IN INVESTMENT FUNDS

         The following table lists the Company's investments in investment funds as of September 30, 2003, none of which were related parties. The agreements related to the investments in investment funds provide for compensation in the form of management fees of 0% to 2.5% (per annum) of net assets and performance incentive fees or allocations of 10% to 25% of net profits earned.

INVESTMENT FUND                                                     COST               FAIR VALUE          % OF MEMBERS' CAPITAL
---------------                                                     ----               ----------          ---------------------

Adelphi Europe Partners, L.P.                                 $  3,250,000           $  3,804,965                  2.46%
Ahab Partners, L.P.                                              4,100,000              5,721,306                  3.70%
Argus Healthcare Partners, L.P.                                  6,000,000              6,410,276                  4.15%
Aries Select Domestic II, L.L.C.                                   155,969                224,835                  0.15%
Aristeia Partners, L.P.                                          3,250,000              4,350,897                  2.81%
Artis Technology Qualified Partners, L.P.                        5,750,000              6,494,839                  4.20%
Avery Partners L.P.                                              2,500,000              2,889,255                  1.87%
Basswood Financial Partners, L.P.                                5,200,000              6,405,362                  4.14%
Bedford Falls Investors, L.P.                                    3,900,000              4,745,984                  3.07%
Blackthorn Partners, L.P.                                        3,750,000              4,015,569                  2.60%
Capital Hedge Fund, Ltd., Class G                                4,000,000              4,029,206                  2.61%
Citadel Wellington Partners, L.P.                                2,500,000              5,586,084                  3.61%
Emerging CTA Index Fund, L.P.                                    4,000,000              3,899,582                  2.52%
Eos Partners, L.P.                                               3,625,000              4,161,305                  2.69%
Harbert Distressed Investment Fund, L.P.                         5,000,000              5,780,522                  3.74%
Helix Convertible Opportunities Fund, L.P.                       3,800,000              4,102,522                  2.65%
Highbridge Capital Corporation, Class A                          3,200,000              5,065,585                  3.28%
Hygrove Capital Fund (QP), LP                                    4,750,000              4,590,135                  2.97%
Icarus Partners, L.P.                                            2,850,000              3,508,671                  2.27%
Lansdowne UK Equity Fund, L.P.                                   2,000,000              2,268,324                  1.47%
Longacre Capital Partners, L.P.                                  4,250,000              5,185,349                  3.35%
Mariner Partners, L.P.                                           3,500,000              3,546,904                  2.29%
Maverick Fund USA, Ltd., Class A                                 4,144,662              5,523,174                  3.57%
Maverick Fund USA, Ltd., Class B                                   605,338                613,686                  0.40%
Millgate Partners, L.P.                                          4,700,000              7,000,690                  4.53%
MKP Partners, L.P.                                               5,000,000              5,496,072                  3.56%
North Sound Legacy Institutional Fund, L.L.C.                    5,500,000              6,289,745                  4.07%
Polar Bear Fund, L.P.                                            2,850,000              3,480,444                  2.25%
Prism Partners I, L.P.                                           5,250,000              6,235,861                  4.03%
Sirios Capital Partners II, L.P.                                 6,000,000              6,114,567                  3.96%
Van Eck Global Opportunity Fund, LP                              4,850,000              5,598,928                  3.62%
Willis Catastrophe Investment Fund, L.P.                         4,150,000              5,001,068                  3.23%
Zeus Fixed Income Arbitrage, L.P., Class A                       3,000,000              3,012,601                  1.95%
                                                              ------------           ------------                -------

Total                                                         $127,380,969           $151,154,313                 97.77%
                                                              ============           ------------                -------

Other Assets, less Liabilities                                                          3,444,256                  2.23%
                                                                                     ------------                -------

Members' Capital - Net Assets                                                        $154,598,569                100.00%
                                                                                     ============                =======

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  LINE OF CREDIT

         The Company has a $10,000,000 revolving line of credit with Harris Trust and Savings Bank which may be used to bridge funding gaps which may arise in relation to withdrawals and contributions. The interest rate per annum charged on any daily outstanding balance is the Harris Bank prime commercial rate per annum. The annual administrative fee is $25,000 and the line of credit is subject to other fees including 0.50% per annum on the undrawn balance. As of September 30, 2003, the Company had no outstanding borrowings against this line of credit.

     8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     9.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                    PERIOD FROM
                                                                                                                   OCT. 1, 1999
                                              SIX MONTHS ENDED                                                   (COMMENCEMENT OF
                                             SEPTEMBER 30, 2003    YEAR ENDED      YEAR ENDED      YEAR ENDED        OPERATIONS
                                                 (UNAUDITED)     MARCH 31, 2003  MARCH 31, 2002  MARCH 31, 2001  TO MARCH 31, 2000
                                                 -----------     --------------  --------------  --------------  -----------------

Net assets, end of period (000)                   $154,599          $136,808        $103,206         $70,721          $43,085
Ratio of net investment loss to average
    net assets                                     (1.36%)*          (1.37%)         (1.30%)         (1.28%)          (3.47%)*
Ratio of expenses to average
    net assets                                       1.39%*           1.44%            1.37%           1.67%            3.67%*
Total gross return**                                 3.56%            2.22%            4.93%           9.56%           11.53%
Total net return**                                   3.21%            2.00%            4.44%           8.60%           10.38%
Portfolio turnover                                   6.31%           17.58%           16.09%           9.72%            1.62%
Average debt ratio                                   0.00%            0.00%            0.00%           0.00%            0.00%

*   The ratios do not include net investments income or expenses of the underlying investment funds and have been annualized.
**  The gross return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. The net return reflects the incentive allocation on the assumed purchase and sale, if any. Prior year returns have been adjusted to conform to the current year presentation.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

    10.  SUBSEQUENT EVENTS

         Effective October 1, 2003, the Company received initial and additional contributions from members of $1,462,365, of which $737,165 was received prior to September 30, 2003.

         On October 29, 2003, the Board of Managers elected Lawrence Becker to serve as an additional member of the Board of Managers as a non-interested Manager and as the Chairman of the Company's Audit Committee and to function as the financial expert for purposes of the Sarbanes-Oxley Act of 2002.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

   (a)(1)  Not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Advantage Advisers Whistler Fund LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                           Howard Singer, Chief Executive Officer
                           (principal executive officer)

Date                       NOVEMBER 26, 2003
       -------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                          Howard Singer, Chief Executive Officer
                          (principal executive officer)

Date                      NOVEMBER 26, 2003
       -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                          Alan Kaye, Chief Financial Officer
                          (principal financial officer)

Date                      NOVEMBER 26, 2003
       -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.